UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     October 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $354,833 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPATH S&P MT ETN 06740c519      960    14593 SH       SOLE                     4401        0    10192
ETFS PALLADIUM TR              SH BEN INT       26923a106      538     6735 SH       SOLE                        0        0     6735
ISHARES INC                    MSCI GERMAN      464286806      291    12135 SH       SOLE                        0        0    12135
ISHARES SILVER TRUST           ISHARES          46428q109      624    20671 SH       SOLE                        0        0    20671
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365    24215   666154 SH       SOLE                   162291        0   503863
POWERSHARES DB G10 CURCY HAR   COM UT BEN INT   73935y102     1794    75549 SH       SOLE                    24154        0    51395
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104   110884  2036063 SH       SOLE                   354159        0  1681904
PROSHARES TR                   ULTSHT CHINA 25  74347x567     6889   229036 SH       SOLE                    45273        0   183763
PROSHARES TR                   FTSE CHINA 25    74347x658     1344    31000 SH       SOLE                        0        0    31000
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      274     8700 SH       SOLE                        0        0     8700
SPDR GOLD TRUST                GOLD SHS         78463v107     2010    14493 SH       SOLE                        0        0    14493
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      392     7000 SH       SOLE                        0        0     7000
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     3336    64169 SH       SOLE                        0        0    64169
UBS AG JERSEY BRH              LNG SHT VIX      902641596     1862    73495 SH       SOLE                    23199        0    50296
UBS AG JERSEY BRH              CMCI ETN 38      902641778     1464    62001 SH       SOLE                        0        0    62001
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     1463    22690 SH       SOLE                        0        0    22690
VANGUARD INDEX FDS             TOTAL STK MKT    922908769   109413  1685095 SH       SOLE                   298406        0  1386689
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    86110  1788363 SH       SOLE                   313837        0  1474526
WISDOMTREE TRUST               DRYFS CURR ETF   97717w133      970    42990 SH       SOLE                        0        0    42990